Vessels, net	12 Months Ended
Dec. 31, 2023
Vessels, net [Abstract]
Vessels, net
5. Vessels, net

The amounts reflected in “Vessels, net” in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2021	$46,082	$(354)	$45,728
-Vessel acquisitions	22,000	-	22,000
-Additions for improvements	694	-	694
- Depreciation for the year	-	(4,750)	(4,750)
Balance, December 31, 2022	$68,776	$(5,104)	$63,672
-Vessel acquisition	14,064	-	14,064
-Additions for improvements	304	-	304
- Depreciation for the year	-	(6,940)	(6,940)
Balance, December 31, 2023	$83,144	$(12,044)	$71,100

Vessel acquisitions

In June 2022, Darrit entered into a memorandum of agreement, as amended, to purchase from DSI, the Capesize dry bulk carrier M/V Baltimore, for the purchase price of $22,000 pursuant to the right of first refusal granted by DSI (Notes 3(c) and 7(c)). The vessel was delivered to the Company on September 20, 2022.

In February 2023, Fiji entered into a memorandum of agreement, as amended, to purchase from DSI, the Panamax dry bulk carrier M/V Melia, for the purchase price of $14,000 pursuant to the right of first refusal granted by DSI (Notes 3(c) and 7(c)). The vessel was delivered to the Company on February 8, 2023. Predelivery expenses amounted to $64.

Vessel improvements

Vessel improvements mainly relate to the implementation of ballast water treatment system and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During 2023 and 2022, the additions to vessels’ cost amounted to $304 and $694, respectively.

Change in scrap rate estimate

Effective July 1, 2023, the Company changed the estimated scrap rate of all of its vessels from $250 per lightweight ton to $400 per lightweight ton. This change was made because the historical scrap rates over the past ten years have increased and as such the $250 rate was no longer considered representative. For 2023, this increase in the vessels’ salvage value has reduced depreciation and net loss by approximately $917 and basic and diluted loss per share by approximately $0.28 and $0.27, respectively.